Finance income/(expenses), net (Tables)	6 Months Ended
Jun. 30, 2025
Finance Income (Expense) [Abstract]
Disclosure of detailed information about finance income (cost)

	Six months ended June 30,
in € thousand	2025	2024
FINANCE INCOME
Interest income from other parties	1,028	787
Other financial income	38	—
TOTAL FINANCE INCOME	1,065	787
FINANCE EXPENSES
Interest expense on loans	(11,084)	(11,296)
Interest expense on refund liabilities	(96)	(266)
Interest expenses on lease liabilities	(404)	(418)
Other interest expense	(1)	(2)
TOTAL FINANCE EXPENSES	(11,585)	(11,981)
FOREIGN EXCHANGE GAIN/(LOSSES), NET	7,783	(1,652)
FINANCE INCOME/(EXPENSES), NET	(2,737)	(12,845)